Long-Term Bank Loan (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Bank Loan [Abstract]
Schedule of long-term bank loan
Lender	Company	Rate	Issuance Date	Expiration Date	Amount- RMB	Amount- US$
Bank of Communications	Huadong	3.50%	11/3/2022	4/25/2024	5,000,000	724,932
Total					5,000,000	724,932